INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Raw materials and work in progress	$ 39,590	$ 30,847
Finished goods	95,591	68,963
Total	$ 135,181	$ 99,810